UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23831

Fidelity Multi-Strategy Credit Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

010 - Annual Front Cover Html
Fidelity® Multi-Strategy Credit Fund

Semi-Annual Report
December 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	16.6
Uber Technologies, Inc.	1.7
MicroStrategy, Inc.	1.3
Energy Transfer LP	1.1
Northern Oil & Gas, Inc.	0.9
JPMorgan Chase & Co.	0.9
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	0.9
Univision Communications, Inc.	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	0.8
DISH Network Corp.	0.8
25.9

Market Sectors (% of Fund's net assets)

Diversified Financial Services	33.2
Technology	6.5
Energy	6.2
Gaming	2.8
Services	2.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 6.4%
	Principal Amount (a)	Value ($)
Cable/Satellite TV - 0.2%
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8618% 1/18/28 (b)(c)(d)	50,000	48,219
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.356% 1/27/29 (b)(c)(d)	104,205	104,183
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (b)(c)(d)	10,000	10,034
TOTAL GAMING		114,217
Healthcare - 0.4%
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 11/15/28 (b)(c)(d)	129,015	129,692
Hotels - 0.7%
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.956% 11/30/29 (b)(c)(d)	198,496	199,042
Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 7/21/28 (b)(c)(d)	49,683	49,331
Paper - 0.3%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.631% 4/13/29 (b)(c)(d)	104,207	104,554
Services - 1.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 12/10/28 (b)(c)(d)	138,937	136,351
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (b)(c)(d)	14,962	14,041
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1346% 3/3/30 (b)(c)(d)	158,572	158,952
TOTAL SERVICES		309,344
Super Retail - 1.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/5/28 (b)(c)(d)	208,616	208,407
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 12/18/27 (b)(c)(d)	133,969	132,211
TOTAL SUPER RETAIL		340,618
Technology - 1.9%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.606% 2/15/29 (b)(c)(d)	119,321	118,665
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (b)(c)(d)	50,000	50,167
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (b)(c)(d)	49,746	49,694
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (b)(c)(d)	34,822	34,504
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.956% 10/7/27 (b)(c)(d)	129,010	129,131
Ukg, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (b)(c)(d)	129,013	129,223
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.706% 2/28/27 (b)(c)(d)	24,884	24,915
TOTAL TECHNOLOGY		536,299
TOTAL BANK LOAN OBLIGATIONS (Cost $1,784,508)		1,831,316

Corporate Bonds - 34.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.1%
Aerospace - 0.1%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (e)	10,000	12,995
Broadcasting - 0.5%
DISH Network Corp.:
0% 12/15/25	44,000	27,280
2.375% 3/15/24	37,000	36,630
3.375% 8/15/26	175,000	92,750
		156,660
Energy - 0.3%
NextEra Energy Partners LP 0% 11/15/25 (e)	103,000	89,971
Gaming - 0.2%
Penn Entertainment, Inc. 2.75% 5/15/26	53,000	68,635
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	63,000	40,440
Services - 0.1%
Uber Technologies, Inc. 0.875% 12/1/28 (e)	25,000	27,188
Technology - 0.6%
LivePerson, Inc. 0% 12/15/26	32,000	21,146
MicroStrategy, Inc. 0% 2/15/27	171,000	147,812
		168,958
Utilities - 0.2%
PG&E Corp. 4.25% 12/1/27 (e)	45,000	47,160
TOTAL CONVERTIBLE BONDS		612,007
Nonconvertible Bonds - 32.4%
Aerospace - 1.3%
ATI, Inc. 5.875% 12/1/27	155,000	152,903
TransDigm, Inc.:
4.625% 1/15/29	210,000	197,164
7.125% 12/1/31 (e)	15,000	15,719
		365,786
Air Transportation - 0.1%
American Airlines, Inc. 8.5% 5/15/29 (e)	30,000	31,680
Rand Parent LLC 8.5% 2/15/30 (e)	10,000	9,563
		41,243
Automotive & Auto Parts - 0.2%
LCM Investments Holdings 8.25% 8/1/31 (e)	25,000	26,093
Macquarie AirFinance Holdings 8.375% 5/1/28 (e)	25,000	26,184
		52,277
Broadcasting - 1.9%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (e)	35,000	36,521
DISH Network Corp. 11.75% 11/15/27 (e)	65,000	67,851
Magallanes, Inc.:
5.141% 3/15/52	110,000	94,419
5.391% 3/15/62	110,000	94,203
Univision Communications, Inc.:
4.5% 5/1/29 (e)	50,000	44,613
7.375% 6/30/30 (e)	200,000	199,426
		537,033
Cable/Satellite TV - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	368,000	239,358
CSC Holdings LLC 6.5% 2/1/29 (e)	50,000	44,130
		283,488
Capital Goods - 0.1%
Chart Industries, Inc. 7.5% 1/1/30 (e)	25,000	26,131
Chemicals - 1.3%
LSB Industries, Inc. 6.25% 10/15/28 (e)	140,000	132,777
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (e)	30,000	28,059
The Chemours Co. LLC 5.75% 11/15/28 (e)	140,000	133,351
W.R. Grace Holding LLC 5.625% 8/15/29 (e)	75,000	65,997
		360,184
Consumer Products - 0.6%
Gannett Holdings LLC 6% 11/1/26 (e)	50,000	44,125
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (e)	135,000	127,276
		171,401
Containers - 1.5%
Ball Corp. 6% 6/15/29	185,000	188,923
Graphic Packaging International, Inc. 3.75% 2/1/30 (e)	140,000	126,000
LABL, Inc. 9.5% 11/1/28 (e)	125,000	126,250
		441,173
Diversified Financial Services - 0.8%
Coinbase Global, Inc. 3.375% 10/1/28 (e)	55,000	46,408
GGAM Finance Ltd. 8% 6/15/28 (e)	25,000	25,865
HTA Group Ltd. 7% 12/18/25 (e)	25,000	24,555
OneMain Finance Corp. 4% 9/15/30	85,000	72,739
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (e)	50,000	47,272
		216,839
Energy - 5.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (e)	43,000	43,475
CVR Energy, Inc.:
5.25% 2/15/25 (e)	15,000	14,975
8.5% 1/15/29 (e)	20,000	19,900
Delek Logistics Partners LP 7.125% 6/1/28 (e)	140,000	132,237
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (e)	50,000	51,075
Enbridge, Inc. 8.5% 1/15/84 (b)	30,000	31,909
Energy Transfer LP 6% 2/1/29 (e)	205,000	206,842
Hess Midstream Partners LP 5.125% 6/15/28 (e)	130,000	125,424
Northern Oil & Gas, Inc. 8.75% 6/15/31 (e)	255,000	265,607
Oceaneering International, Inc. 6% 2/1/28 (e)	50,000	48,464
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	85,000	82,750
7.875% 9/15/30 (e)	35,000	35,644
Petroleos Mexicanos 6.95% 1/28/60	330,000	216,975
Seadrill Finance Ltd. 8.375% 8/1/30 (e)	50,000	52,167
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (e)	80,000	82,898
Transocean, Inc.:
8% 2/1/27 (e)	20,000	19,500
8.75% 2/15/30 (e)	61,750	64,514
11.5% 1/30/27 (e)	10,000	10,450
		1,504,806
Environmental - 0.2%
Covanta Holding Corp. 4.875% 12/1/29 (e)	51,000	44,558
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (e)	270,000	258,478
Food/Beverage/Tobacco - 0.4%
Post Holdings, Inc. 5.5% 12/15/29 (e)	135,000	130,082
Gaming - 2.2%
Affinity Gaming LLC 6.875% 12/15/27 (e)	140,000	124,773
Boyd Gaming Corp. 4.75% 6/15/31 (e)	185,000	169,797
Caesars Entertainment, Inc. 7% 2/15/30 (e)	60,000	61,526
Churchill Downs, Inc. 6.75% 5/1/31 (e)	60,000	60,896
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (e)	145,000	131,569
Ontario Gaming GTA LP 8% 8/1/30 (e)	40,000	41,250
Scientific Games Corp. 7.5% 9/1/31 (e)	40,000	41,722
		631,533
Healthcare - 1.6%
Community Health Systems, Inc. 5.25% 5/15/30 (e)	165,000	137,997
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (e)	140,000	128,865
Tenet Healthcare Corp. 4.25% 6/1/29	210,000	195,510
		462,372
Homebuilders/Real Estate - 1.0%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	155,000	126,607
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (e)	65,000	65,897
VICI Properties LP 5.125% 5/15/32	103,000	100,405
		292,909
Insurance - 0.7%
HUB International Ltd. 5.625% 12/1/29 (e)	210,000	200,334
Leisure - 0.2%
Carnival Corp. 4% 8/1/28 (e)	65,000	60,419
Metals/Mining - 1.6%
Cleveland-Cliffs, Inc. 4.625% 3/1/29 (e)	140,000	129,384
ERO Copper Corp. 6.5% 2/15/30 (e)	140,000	123,516
First Quantum Minerals Ltd. 8.625% 6/1/31 (e)	75,000	63,137
Mineral Resources Ltd.:
8% 11/1/27 (e)	125,000	128,161
9.25% 10/1/28 (e)	10,000	10,638
		454,836
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (e)	80,000	67,718
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30 (e)	70,000	65,266
		132,984
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (e)	40,000	40,193
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (e)	105,000	96,806
Dave & Buster's, Inc. 7.625% 11/1/25 (e)	30,000	30,375
		127,181
Services - 1.6%
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (e)	50,000	52,877
CoreCivic, Inc. 8.25% 4/15/26	15,000	15,260
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (e)	100,000	93,000
Uber Technologies, Inc.:
4.5% 8/15/29 (e)	70,000	66,778
7.5% 9/15/27 (e)	230,000	238,195
		466,110
Steel - 0.7%
ATI, Inc. 7.25% 8/15/30	35,000	36,414
Carpenter Technology Corp.:
6.375% 7/15/28	130,000	129,512
7.625% 3/15/30	40,000	41,247
		207,173
Super Retail - 0.8%
Bath & Body Works, Inc. 6.875% 11/1/35	215,000	217,695
Technology - 4.0%
Block, Inc. 3.5% 6/1/31	155,000	137,632
Cloud Software Group, Inc. 6.5% 3/31/29 (e)	145,000	138,104
Elastic NV 4.125% 7/15/29 (e)	145,000	133,146
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (e)	145,000	131,326
McAfee Corp. 7.375% 2/15/30 (e)	70,000	63,928
MicroStrategy, Inc. 6.125% 6/15/28 (e)	235,000	227,983
NCR Voyix Corp. 5.125% 4/15/29 (e)	140,000	133,084
Open Text Corp. 6.9% 12/1/27 (e)	60,000	62,379
Seagate HDD Cayman 8.25% 12/15/29 (e)	40,000	43,141
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (e)	90,000	74,301
		1,145,024
Telecommunications - 1.1%
Altice France SA 8.125% 2/1/27 (e)	200,000	184,349
Frontier Communications Holdings LLC 8.75% 5/15/30 (e)	65,000	66,866
Level 3 Financing, Inc. 10.5% 5/15/30 (e)	65,000	63,030
		314,245
Utilities - 0.4%
Southern Co. 4% 1/15/51 (b)	65,000	61,805
Vistra Operations Co. LLC 7.75% 10/15/31 (e)	50,000	51,929
		113,734
TOTAL NONCONVERTIBLE BONDS		9,300,221
TOTAL CORPORATE BONDS (Cost $9,531,549)		9,912,228

U.S. Treasury Obligations - 16.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.875% 2/15/43	787,000	750,355
U.S. Treasury Notes:
3.5% 4/30/30	1,500,000	1,466,074
4% 6/30/28	540,000	542,552
4.125% 7/31/28	1,375,000	1,389,180
4.125% 11/15/32	630,000	640,385
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,690,230)		4,788,546

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BX Trust floater:
Series 2019-XL Class F, CME Term SOFR 1 Month Index + 2.110% 7.4763% 10/15/36 (b)(c)(e)	85,000	84,352
Series 2021-MFM1 Class E, CME Term SOFR 1 Month Index + 2.360% 7.7265% 1/15/34 (b)(c)(e)	76,626	73,944
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.1935% 11/5/38 (b)(e)	100,000	92,430
MHC Commercial Mortgage Trust floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 2.710% 8.0774% 4/15/38 (b)(c)(e)	92,249	89,703
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $337,342)		340,429

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Utilities - 0.1%
NextEra Energy, Inc. 6.296%	650	24,772
Nonconvertible Preferred Stocks - 0.4%
Energy - 0.4%
Energy Transfer LP 7.60% (b)	5,000	124,250
TOTAL PREFERRED STOCKS (Cost $146,682)		149,022

Preferred Securities - 3.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 2.0%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7737% (b)(c)(f)	50,000	50,398
6.25% (b)(f)	25,000	25,276
6.5% (b)(f)	45,000	45,341
Bank of New York Mellon Corp. 4.625% (b)(f)	30,000	28,958
Citigroup, Inc. 7.625% (b)(f)	30,000	31,268
JPMorgan Chase & Co.:
4.6% (b)(f)	110,000	108,179
5% (b)(f)	130,000	130,332
6.125% (b)(f)	20,000	20,033
PNC Financial Services Group, Inc. CME Term SOFR 3 Month Index + 3.300% 8.6787% (b)(c)(f)	40,000	40,196
Wells Fargo & Co.:
5.9% (b)(f)	40,000	39,688
7.625% (b)(f)	40,000	42,004
TOTAL BANKS & THRIFTS		561,673
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (b)(f)	50,000	49,535
Morgan Stanley 5.875% (b)(f)	25,000	24,322
TOTAL DIVERSIFIED FINANCIAL SERVICES		73,857
Energy - 0.3%
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (b)(c)(f)	100,000	97,898
Utilities - 0.5%
Dominion Energy, Inc. 4.65% (b)(f)	45,000	42,862
Duke Energy Corp. 4.875% (b)(f)	65,000	64,912
Sempra 4.875% (b)(f)	40,000	39,541
TOTAL UTILITIES		147,315
TOTAL PREFERRED SECURITIES (Cost $851,199)		880,743

Other - 32.1%
	Shares	Value ($)
Other - 32.1%
Fidelity Private Credit Fund Class I (g) (Cost $9,196,005)	364,248	9,233,542

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	1,464,850	1,465,143
State Street Institutional Treasury Plus Money Market Fund Investor Class 5.23% (i)	103	103
TOTAL MONEY MARKET FUNDS (Cost $1,465,246)		1,465,246

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $28,002,761)	28,601,072
NET OTHER ASSETS (LIABILITIES) - 0.5%	145,074
NET ASSETS - 100.0%	28,746,146

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,384,534 or 25.7% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,665,523	6,742,561	6,942,941	41,111	-	-	1,465,143	0.0%
Total	1,665,523	6,742,561	6,942,941	41,111	-	-	1,465,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.25%	3,581	-	3,581	-	-	-	-
Fidelity Private Credit Fund Class I	8,778,672	446,008	-	524,320	-	8,862	9,233,542
	8,782,253	446,008	3,581	524,320	-	8,862	9,233,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	124,250	124,250	-	-
Utilities	24,772	-	24,772	-

Bank Loan Obligations	1,831,316	-	1,831,316	-

Corporate Bonds	9,912,228	-	9,912,228	-

U.S. Government and Government Agency Obligations	4,788,546	-	4,788,546	-

Commercial Mortgage Securities	340,429	-	340,429	-

Preferred Securities	880,743	-	880,743	-

Other	9,233,542	-	9,233,542	-

Money Market Funds	1,465,246	1,465,246	-	-
Total Investments in Securities:	28,601,072	1,589,496	27,011,576	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,341,613)	$17,902,387
Fidelity Central Funds (cost $1,465,143)	1,465,143
Other affiliated issuers (cost $9,196,005)	9,233,542

Total Investment in Securities (cost $28,002,761)		$28,601,072
Cash		26,576
Receivable for investments sold		3,745
Receivable for fund shares sold		238,333
Dividends receivable		78,313
Interest receivable		240,806
Distributions receivable from Fidelity Central Funds		8,437
Prepaid expenses		28,586
Receivable from investment adviser for expense reductions		11,916
Other receivables		669
Total assets		29,238,453
Liabilities
Payable for investments purchased	$19,627
Payable for fund shares redeemed	80
Distributions payable	214,063
Accrued management fee	19,313
Distribution and service plan fees payable	152
Payable to investment adviser	120,331
Other affiliated payables	3,141
Audit fee payable	94,100
Other payables and accrued expenses	21,500
Total Liabilities		492,307
Net Assets		$28,746,146
Net Assets consist of:
Paid in capital		$28,107,516
Total accumulated earnings (loss)		638,630
Net Assets		$28,746,146

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($105,957 ÷ 10,351 shares)(a)		$10.24
Maximum offering price per share (100/94.25 of $10.24)		$10.86
Class C :
Net Asset Value and offering price per share ($105,470 ÷ 10,304 shares)(a)		$10.24
Class I :
Net Asset Value, offering price and redemption price per share ($28,428,924 ÷ 2,777,162 shares)		$10.24
Class L :
Net Asset Value and redemption price per share ($105,795 ÷ 10,335 shares)		$10.24
Maximum offering price per share (100/95.75 of $10.24)		$10.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends (including $524,320 earned from affiliated issuers)		$569,785
Interest		556,095
Income from Fidelity Central Funds		41,111
Total Income		1,166,991
Expenses
Management fee	$162,591
Transfer agent fees	11,603
Distribution and service plan fees	889
Accounting fees and expenses	6,140
Custodian fees and expenses	1,490
Independent trustees' fees and expenses	7,266
Registration fees	41,692
Audit	92,967
Legal	906
Offering	102,500
Miscellaneous	808
Total expenses before interest expense	428,852
Total expenses before reductions	428,852
Expense reductions	(231,209)
Total expenses after reductions		197,643
Net Investment income (loss)		969,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(61,984)
Total net realized gain (loss)		(61,984)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	459,863
Affiliated issuers	8,862
Total change in net unrealized appreciation (depreciation)		468,725
Net gain (loss)		406,741
Net increase (decrease) in net assets resulting from operations		$1,376,089
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	For the period May 19, 2023 (commencement of operations) through June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$969,348	$86,234
Net realized gain (loss)	(61,984)	(9,786)
Change in net unrealized appreciation (depreciation)	468,725	129,586
Net increase (decrease) in net assets resulting from operations	1,376,089	206,034
Distributions to shareholders	(883,084)	(60,409)

Share transactions - net increase (decrease)	2,796,747	25,310,769
Total increase (decrease) in net assets	3,289,752	25,456,394

Net Assets
Beginning of period	25,456,394	-
End of period	$28,746,146	$25,456,394

Financial Highlights
Fidelity Multi-Strategy Credit Fund Class A

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.363	.031
Net realized and unrealized gain (loss)	.143	.050
Total from investment operations	.506	.081
Distributions from net investment income	(.326)	(.021)
Total distributions	(.326)	(.021)
Net asset value, end of period	$10.24	$10.06
Total Return D,E,F	5.14%	.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.52% I	3.70% I,J
Expenses net of fee waivers, if any	1.75% I	1.84% I
Expenses net of all reductions	1.75% I	1.84% I
Net investment income (loss)	7.17% I	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$101
Portfolio turnover rate K	45% I	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Multi-Strategy Credit Fund Class C

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.325	.023
Net realized and unrealized gain (loss)	.143	.050
Total from investment operations	.468	.073
Distributions from net investment income	(.288)	(.013)
Total distributions	(.288)	(.013)
Net asset value, end of period	$10.24	$10.06
Total Return D,E,F	4.75%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	4.27% I	4.42% I,J
Expenses net of fee waivers, if any	2.51% I	2.56% I
Expenses net of all reductions	2.50% I	2.56% I
Net investment income (loss)	6.42% I	1.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$101
Portfolio turnover rate K	45% I	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Multi-Strategy Credit Fund Class I

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.375	.034
Net realized and unrealized gain (loss)	.144	.050
Total from investment operations	.519	.084
Distributions from net investment income	(.339)	(.024)
Total distributions	(.339)	(.024)
Net asset value, end of period	$10.24	$10.06
Total Return D,E	5.27%	.84%
Ratios to Average Net Assets C,F,G
Expenses before reductions	3.27% H	3.66% H,I
Expenses net of fee waivers, if any	1.51% H	1.60% H
Expenses net of all reductions	1.50% H	1.60% H
Net investment income (loss)	7.42% H	2.91% H
Supplemental Data
Net assets, end of period (000 omitted)	$28,429	$25,154
Portfolio turnover rate J	45% H	3% K

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Multi-Strategy Credit Fund Class L

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.350	.029
Net realized and unrealized gain (loss)	.144	.049
Total from investment operations	.494	.078
Distributions from net investment income	(.314)	(.018)
Total distributions	(.314)	(.018)
Net asset value, end of period	$10.24	$10.06
Total Return D,E,F	5.01%	.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.77% I	3.94% I,J
Expenses net of fee waivers, if any	2.00% I	2.09% I
Expenses net of all reductions	2.00% I	2.09% I
Net investment income (loss)	6.92% I	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$101
Portfolio turnover rate K	45% I	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Multi-Strategy Credit Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company organized as a Delaware statutory trust on October 4, 2022. The Fund has elected to operate as an interval fund, and has the authority to issue an unlimited number of common shares at $.001 per share par value. The Fund engages in a continuous offering of shares, and will offer to make quarterly repurchases of shares at net asset value, reduced by any applicable repurchase fee. The Fund does not currently intend to list its Shares for trading on any national securities exchange.

The Fund offers Class A, Class C, Class I and Class L common shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase.

The Fund's investment objective is to provide a high level of current income and capital appreciation through investments across a variety of high income-oriented asset classes including both liquid and illiquid securities. The Fund employs a multi-credit strategy that seeks to opportunistically rotate across the entire credit spectrum throughout the market cycle. The Fund will specifically seek to allocate investments based on the current and expected macro environment among (i) foundational credit, which includes direct lending and liquid credit (leveraged loans and high yield bonds), and (ii) opportunistic credit, which include stressed and distressed investments (distressed debt, special situations and rescue financing) and opportunistic investments (convertible bonds, preferred stock, real estate debt, commercial mortgage-backed securities, investment grade bonds, collateralized loan obligations (CLOs) and emerging markets debt) (together, (Credit Instruments)). Under normal circumstances, the Fund will invest at least 80% of its assets in Credit Instruments. The Fund may invest in additional types of Credit Instruments and strategies in the future.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Fund.
The Fund invests in Class I of Fidelity Private Credit Fund (FPCF), which is a non-diversified, closed-end management investment company which has elected to be regulated as a business development company (BDC) under the 1940 Act. FPCF is managed by the Fund's investment adviser.

Based on its investment objective, FPCF may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of FPCF and thus a decline in the value of the Fund. FPCF's investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. FPCF seeks to achieve its investment objective by investing primarily in directly originated loans to private companies but also in liquid credit investments, like broadly syndicated loans, and other select private credit investments. FPCF will generally seek to invest in loans that carry variable (i.e., floating) interest rates. Under normal circumstances, FPCF will invest at least 80% of its total assets in private credit investments. Specific private investments may include: (a) directly originated first lien loans, senior secured revolving lines of credit, term loans and delayed draw term loans, (b) directly originated second lien, last out senior, secured or unsecured mezzanine term loans and delayed draw term loans, (c) club deals (investments generally comprised from a small group of lenders), and broadly syndicated leveraged loans (investments generally arranged or underwritten by investment banks or other intermediaries), and (d) other debt (collectively referred to as Private Credit).

The Schedule of Investments lists FPCF as an investment as of period end, but does not include the underlying holdings of FPCF. The Fund indirectly bears its proportionate share of the expenses of FPCF. The annualized expense ratio for Class I of FPCF for the nine month period ended September 30, 2023 was 2.74%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Organization and Offering Expenses. Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund's organization. These costs were expensed as incurred by the Fund and were paid by Fidelity Diversifying Solutions LLC (the investment adviser) on behalf of the Fund as presented in the Statement of Operations. The Fund's initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. These initial offering costs are amortized over twelve months on a straight-line basis starting with the commencement of operations. Ongoing offering costs are expensed as incurred. All organizational and offering costs of the Fund paid by the investment adviser shall be subject to reimbursement pursuant to the Expense Limitation Agreement as described in the Expense Reductions note.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$725,455
Gross unrealized depreciation	(32,690)
Net unrealized appreciation (depreciation)	$692,765
Tax cost	$27,908,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,909)
Long-term	-
Total capital loss carryforward	$(8,909)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Multi-Strategy Credit Fund	3,853,254	4,796,729
6. Fees and Other Transactions with Affiliates.
Management Fee. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee of 1.25% of average managed assets. Managed assets are defined as the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund's accrued liabilities (other than money borrowed for investment purposes). The investment adviser waives a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$127	$-
Class C	.75%	.25%	508	-
Class L	.25%	.25%	254	254
			$889	$254

Sales Load. FDC may receive a front-end sales charge of up to 5.75% and 4.25% for selling Class A shares and Class L shares, respectively, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges of up to 1.00% on Class C redemptions. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of each class's average net assets. Each class does not pay transfer agent fees with respect to the portion of its assets invested in other Fidelity-managed products. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$45.09
Class C	45.09
Class I	11,468.09
Class L	45.09
	$11,603

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Multi-Strategy Credit Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Multi-Strategy Credit Fund	$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Fund until November 30, 2024. During the period, this waiver reduced the Fund's management fee by $56,805.

The investment adviser and the Fund have entered into an Expense Limitation Agreement, whereby the investment adviser has contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceed certain levels of class-level average net assets as presented in the table below. Ordinary operating expenses for each class include pricing and bookkeeping fees, transfer agent fees, organization and offering expenses, fees and expenses of the independent Trustees, legal fees related to the organization and offering of the Fund (whether incurred by counsel to the Fund or the investment adviser), and related costs associated with legal, regulatory compliance and investor relations. Ordinary operating expenses for each class exclude the following: (1) management fee; (2) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, prime broker fees and expenses, fees and expenses associated with the Fund's securities lending program, and dividend expenses related to short sales); (3) interest, financing and structuring costs and expenses for borrowings and line(s) of credit; (4) taxes; (5) the Fund's proportional share of expenses related to co investments; (6) acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary); (7) distribution and service plan fees, if any; (8) expenses of printing and mailing proxy materials to shareholders of the Fund; (9) all other expenses incidental to holding meetings of the Fund's shareholders, including proxy solicitations therefor; and (10) such non-recurring and/or extraordinary as may arise, including actions, suits or proceedings to which the Fund is or is threatened to be a party and the legal obligation that the Fund may have to indemnify the Fund's Trustees and officers with respect thereto.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.70%	$680
Class C	.70%	676
Class I	.70%	171,748
Class L	.70%	680
		$173,784

In consideration of the investment adviser's agreement to waive its management fee and/or reimburse ordinary operating expenses, the Fund has agreed to repay the investment adviser in the amount of any waived management fees and reimbursed operating expenses for each class subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the investment adviser; and (ii) the investment adviser recoupment does not cause total annual operating expenses (on an annualized basis and net of any reimbursements received during such fiscal year) during the applicable quarter to exceed the expense limitation for each class; provided that the investment adviser may waive its right to receive all or a portion of any recoupment in any particular calendar month. The Fund's obligation to make investment adviser recoupment shall automatically become a liability of the Fund on the last business day of the applicable calendar month, except to the extent the investment adviser has waived its right to receive such payment for the applicable month. The investment adviser recoupment for each class will not cause operating expenses for that class to exceed the expense limitation either (i) at the time of the waiver or (ii) at the time of recoupment. During the period, there was no investment adviser recoupment.

This Expense Limitation Agreement will remain in place through November 30, 2024.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $620.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2023	Year ended June 30, 2023 A
Fidelity Multi-Strategy Credit Fund
Distributions to shareholders
Class A	$3,309	$214
Class C	2,918	128
Class I	873,677	59,882
Class L	3,180	185
Total	$883,084	$60,409

A  For the period May 19, 2023 (commencement of operations) through June 30, 2023.
9. Share Transactions.
Share transactions for each class were as follows and may contain automatic conversions between classes:
	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2023	Year ended June 30, 2023 A	Six months ended December 31, 2023	Year ended June 30, 2023 A
Fidelity Multi-Strategy Credit Fund
Class A
Shares sold	330	10,019	$3,310	$100,194
Reinvestment of distributions	-	2	-	20
Net increase (decrease)	330	10,021	$3,310	$100,214
Class C
Shares sold	291	10,013	$2,919	$100,128
Net increase (decrease)	291	10,013	$2,919	$100,128
Class I
Shares sold	276,074	2,500,449	$2,787,337	$25,003,864
Reinvestment of distributions	-	639	-	6,379
Net increase (decrease)	276,074	2,501,088	$2,787,337	$25,010,243
Class L
Shares sold	317	10,017	$3,181	$100,172
Reinvestment of distributions	-	1	-	12
Net increase (decrease)	317	10,018	$3,181	$100,184

A For the period May 19, 2023 (commencement of operations) through June 30, 2023.

As an interval fund, subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares at net asset value. Quarterly repurchases will occur in the months of March, June, September and December. The Fund's first repurchase offer commenced on August 28, 2023. Repurchase offer results for each class during the period were as follows:

	Commencement date of repurchase offer period	Repurchase pricing date	Number of shares tendered	Tendered shares as a % of outstanding shares	Number of tendered shares repurchased	Tendered shares repurchased as a % of outstanding shares	Repurchase price ($)	Total amount of repurchases ($)
Fidelity Multi-Strategy Credit Fund
Class A	8/28/23	9/25/23	None	N/A	N/A	N/A	N/A	N/A
Class A	11/28/23	12/26/23	None	N/A	N/A	N/A	N/A	N/A
Class C	8/28/23	9/25/23	None	N/A	N/A	N/A	N/A	N/A
Class C	11/28/23	12/26/23	None	N/A	N/A	N/A	N/A	N/A
Class I	8/28/23	9/25/23	None	N/A	N/A	N/A	N/A	N/A
Class I	11/28/23	12/26/23	None	N/A	N/A	N/A	N/A	N/A
Class L	8/28/23	9/25/23	None	N/A	N/A	N/A	N/A	N/A
Class L	11/28/23	12/26/23	None	N/A	N/A	N/A	N/A	N/A
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated%
Fidelity Multi-Strategy Credit Fund	92%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A(including interest expense)	Annualized Expense Ratio- A (excluding interest expense)	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023
Fidelity® Multi-Strategy Credit Fund
Class A	1.75%	1.75%
Actual (including interest expense)			$ 1,000	$ 1,051.40	$ 9.02
Actual (excluding interest expense)			$ 1,000	$ 1,051.40	$ 9.02
Hypothetical-B (including interest expense)			$ 1,000	$ 1,016.34	$ 8.87
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,016.34	$ 8.87
Class C	2.51%	2.51%
Actual (including interest expense)			$ 1,000	$ 1,047.50	$ 12.92
Actual (excluding interest expense)			$ 1,000	$ 1,047.50	$ 12.92
Hypothetical-B (including interest expense)			$ 1,000	$ 1,012.52	$ 12.70
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,012.52	$ 12.70
Class I	1.51%	1.51%
Actual (including interest expense)			$ 1,000	$ 1,052.70	$ 7.79
Actual (excluding interest expense)			$ 1,000	$ 1,052.70	$ 7.79
Hypothetical-B (including interest expense)			$ 1,000	$ 1,017.55	$ 7.66
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,017.55	$ 7.66
Class L	2.00%	2.00%
Actual (including interest expense)			$ 1,000	$ 1,050.10	$ 10.31
Actual (excluding interest expense)			$ 1,000	$ 1,050.10	$ 10.31
Hypothetical-B (including interest expense)			$ 1,000	$ 1,015.08	$ 10.13
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,015.08	$ 10.13

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9910149.100
MSC-SANN-0224
SAMPLE FILING

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reporting period.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

(a)

Not applicable for semi-annual reporting period.

(b)

The following Portfolio Manager has been added to the list of Portfolio Managers identified in response to paragraph (a)(1) of the Item in the registrant’s most recent annual report on Form N-CSR: Parikshit “Rick” Gandhi. The information required by paragraphs (a)(1), (a)(2), (a)(3), and (a)(4) of this Item for Mr. Gandhi is as follows:

Item 8(a)(1) Portfolio Managers

Parikshit Gandhi is Co-Portfolio Manager of Fidelity Multi-Strategy Credit Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.

Item 8(a)(2) Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest

The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of January 31, 2024: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Parikshit Gandhi; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance.

			Assets of	Number of		Assets Subject to
	Number of		Accounts	Accounts Subject to		a Performance Fee
	Accounts		(in millions)	a Performance Fee		(in millions)
Parikshit Gandhi
Registered Investment Companies	4		$8,575	1		$1,728
Other Pooled Investment Vehicles	1		$870	None	$	None
Other Accounts	None	$	None	None	$	None

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by the Adviser or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by Fidelity (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which Fidelity (or its fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by Fidelity, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on Fidelity’s client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when Fidelity acquires, on behalf of client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when Fidelity investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. Fidelity has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

Item 8(a)(3) Compensation

Brian Chang and Adam Kramer are Co-Lead Portfolio Managers of Fidelity® Multi-Strategy Credit Fund and each receives compensation for those services. Effective January 1, 2024, Parikshit Gandhi serves as a Co-Lead Portfolio Manager of Fidelity® Multi-Strategy Credit Fund and receives compensation for those services. David Gaito, Therese Icuss, and Jeffrey Scott are Co-Portfolio Managers of the Fidelity® Multi-Strategy Credit Fund and each receives compensation for those services. As of December 31, 2023, (January 1, 2024 for Mr. Gandhi), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by the Adviser or an affiliate or at the election of the portfolio manager.

Mr. Chang’s, Mr. Gandhi’s, and Mr. Kramer’s base salaries are determined by level of responsibility and tenure at the Adviser or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by the Adviser) or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity® Multi-Strategy Credit Fund is based on the fund's pre-tax investment performance measured against a composite index, the components of which are 50% ICE® BofA® US High Yield Master II Index and 50% Morningstar® LSTA® US Performing Loans. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, the Adviser’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Mr. Gaito’s, Ms. Icuss’, and Mr. Scott’s base salaries are determined by level of responsibility and tenure at the Adviser or its affiliates. Each portfolio manager’s bonus is based on several components. The components of each portfolio manager’s bonus are based on (i) the investment performance of the fund based on the evaluation by management using both quantitative and qualitative inputs, and (ii) the general management of the portfolio manager’s role as Managing Director of Research. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, the Adviser’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Item 8(a)(4) Portfolio Manager’ Ownership of Shares

The following table shows the dollar range of equity securities in the Fund beneficially owned by each of the portfolio managers as of January 31, 2024.

Name	Aggregate Dollar Range of Equity Securities in the Fund
Parikshit Gandhi	None

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Fidelity Multi-Strategy Credit Fund	Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans of Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
Class A	8/28/23 through 9/25/23	-	$-	-	-
Class A	11/28/23 through 12/26/23	-	$-	-	-
Class C	8/28/23 through 9/25/23	-	$-	-	-
Class C	11/28/23 through 12/26/23	-	$-	-	-
Class I	8/28/23 through 9/25/23	-	$-	-	-
Class I	11/28/23 through 12/26/23	-	$-	-	-
Class L	8/28/23 through 9/25/23	-	$-	-	-
Class L	11/28/23 through 12/26/23	-	$-	-	-
Total		-	$-	-	-

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Multi-Strategy Credit Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Multi-Strategy Credit Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Multi-Strategy Credit Fund

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	February 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 23, 2024